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KOBREN INSIGHT FUNDS
ANNUAL REPORT


KOBREN GROWTH FUND


KOBREN MODERATE GROWTH FUND


KOBREN CONSERVATIVE ALLOCATION FUND


DECEMBER 31, 1996

(INSIDE FRONT COVER)


This report is sent to shareholders of Kobren Insight Funds for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in this report.

Dear Fellow Shareholder:

Let me take this opportunity to welcome each of you as an inaugural shareholder in the Kobren Insight funds. You know, starting the Kobren Insight funds was a result of the increasing frustration investors like yourself have experienced in today's complicated world of mutual funds. When I started on Wall Street twenty years ago, there were a few hundred funds to choose from. Today there are over 7,500, and the economic environment is also much more complicated.

Kobren Insight funds are designed to make mutual fund investing simple again. Instead of collecting dozens of mutual funds in your portfolio, your Kobren Insight fund should streamline your holdings and offer you the active asset allocation and fund selection necessary to meet your investment objectives. Over the years I have repeatedly been asked, "How many funds should I own?" I used to answer that 4 to 7 well diversified choices are probably prudent. With the launch of the Kobren Insight funds, that number may now be one.

Each of the three Kobren Insight funds employs the same investment discipline and fund selection process that we have successfully employed for our private money management clients for many years. As your manager of mutual fund managers, our mission is to make prudent asset and style allocations, and then select the best managers within those disciplines. I am pleased by the confidence you have shown in our organization.


1996 in Perspective
As we develop our investment strategy for 1997, I think it is important to put 1996 in perspective. Everything that could go right for stock prices in 1996 did, beginning with the economy. Economic conditions (from a stock investor's perspective) were "as good as it gets." We did not slip into recession, nor did the economy grow so fast as to reduce unemployment materially and raise the specter of wage inflation. Instead, consumer income and spending levels expanded at a sustainable pace, while inflation never reared its ugly head. Also helping stock prices was the record-breaking level of new investments in equity mutual funds during 1996. Corporate profits were another positive for the equity markets last year. Finally, stock investors benefited from a status quo political outcome in the U.S., and no major international conflict occurred to upset the global markets.

The past two years were among the strongest consecutive years ever for stock appreciation. But it is important to recognize that it was also one of the narrowest rallies we have seen in decades. Last year the S&P 500 Index rose 23.0%. But the 50 largest companies gained 30.8%, while the 50 smallest gained only 1.5%. Thus, in 1996, many funds underperformed the market (S&P 500) as they focused on less-followed, smaller-cap U.S. and foreign stocks. Few investors kept up with the S&P 500 Index as virtually every other asset class and area of the market underperformed this popular benchmark.

During the fourth quarter, stock market volatility increased as investors became fixated on Federal Reserve Chairman Greenspan's cryptic comments dealing with the level of "irrational exuberance" in the stock market. In December, the market hiccuped but bounced back quickly as mutual fund managers used the opportunity to add to positions in the large-cap growth stocks in their portfolios. Currently there is a high level of tension in the investment community as many mutual fund managers are feeling the pressure to remain fully invested. Emotionally, it is easy to cash in positions that have not kept pace with the market averages and only buy the top performers. However, chasing price momentum can be dangerous and is not something that guides our investment process.

1997 Investment Outlook
Looking forward, we expect modest economic growth with a diminishing inflation threat which bodes well for the financial markets. However, there is little room for deviation from this slow growth track and further market gains are highly dependent on sustaining corporate earnings growth. The risk to this rosy economic scenario in 1997 is slowing economic growth driven by weak consumer spending. There is also an outside chance that wage inflation could put modest pressure on profit margins. During 1997, we expect earnings growth to slow, but remain solidly above the long term average of 5% growth.

The S&P 500 looks expensive based on many traditional valuation indicators which include price to earnings, price to book value and dividend yield. But our studies suggest that valuation is a very poor timing indicator and markets can remain overvalued for long periods of time. This occurred in the early to mid-sixties as the economy plodded ahead with very little to no inflationary threat. While earnings are growing and prospects for continued economic growth look good, we remain cautiously optimistic for further progress in the equity market. Therefore, our funds are targeted to be virtually fully invested. At the same time, we believe that it is prudent to build-in a degree of downside protection through diversification into sectors of the market that are more attractively valued such as the small cap value sector and select international markets.

Fund Strategies As We Enter 1997
One of the nicest features of using mutual funds in a "fund of funds" format is that the portfolio can efficiently implement an investment strategy regardless of portfolio size. Therefore, as we entered 1997 in our initial days of operation, the funds were already positioned in line with our overall market outlook. As fund assets grow, we will add to our existing positions, all the while looking for new opportunities and constantly evaluating the viability of existing fund holdings.

Kobren Growth Fund
Designed for long-term growth of capital, this fund is for investors who are willing to take a market (S&P 500) risk, have a minimum five year time horizon and have no need for current income. Based on our sanguine outlook for stocks in 1997, we began the year invested 91% in equity mutual funds with a target of becoming fully invested early in 1997. Larger-cap stock funds made up nearly 55% of assets -- evenly divided between growth and value styles. Another 16% was devoted to the small-cap value sector, including Robertson Stephens Contrarian Fund. This is a unique fund that owns natural resource stocks and "shorts" the market via the purchase of S&P 500 puts. The remainder of our small-cap value allocation is currently invested in Longleaf Partners Small-Cap Fund managed by Mason Hawkins and Staley Cates. This team has a proven record in discovering cheap value stocks that offer exciting opportunities.

In addition to our domestic holdings, we have allocated approximately 20% to diversified international funds. This component is divided almost evenly with two experienced international fund managers: Richard King (Warburg Pincus Institutional International Equity Fund) and Mark Yockey (Artisan International
Fund). These fund managers have differing styles, complementing each other very well. Richard holds a higher position in Japan and the emerging markets while Mark has been very successful in uncovering values in Europe.

Kobren Moderate Growth Fund
Designed to be somewhat less risky than the Kobren Growth Fund, this fund entered 1997 with about 11% of its assets in cash and bond funds. As opportunities arise we will look to prudently pare down this position with conservative equity or growth and income funds that offer attractive potential in the advanced stages of a bull market.

Another 45% of assets consisted of funds focusing on larger capitalization growth and value stocks. One fund to note is the Franklin Mutual Qualified Fund, managed by Michael Price. Michael has a long track record of finding "cheap" stocks throughout the world. Averaging over 17% per year over the past three years is truly commendable given the conservative nature of this growth fund. Although this fund now requires retail investors to pay a front-end load for purchases, the Kobren Insight funds have the ability to purchase the fund load-free.

We have also allocated 9% of assets to a lesser known U.S. small-cap value fund (Skyline Special Equities Fund) while 20% was devoted to Fidelity Real Estate Investment Portfolio, a fund specializing in real estate investment trusts. Finally, 15% went into Tweedy, Browne Global Value Fund, a small-cap, global value fund.

Kobren Conservative Allocation Fund
Our most conservative fund attempts to maintain only 70% of the volatility exhibited by the S&P 500 Index. This fund entered 1997 with 10% cash and 15% in a low duration bond fund. Another 45% of assets was devoted to stock funds, split between two value funds and a growth and income fund (that invest primarily in dividend yielding stocks). Another 20% was invested in a real estate fund, while a modest 10% exposure was established in a small-cap global value fund.

You may be unfamiliar with our real estate selection, Morgan Stanley Institutional Real Estate Fund, as it is not available to retail investors. Managed by the team of Russell Platt and Theodore Bigman, this fund accumulated an impressive 39.6% gain in 1996. Although we do not expect a repeat of this performance in 1997, this sector of the market still looks attractive for more conservative investors.

Once again I thank you for selecting us as your mutual fund manager. We're very excited about this new venture and trust you are as well. Many investors have asked us how to track the progress of their funds. We hope to be listed in the major daily newspapers soon, but for now feel free to call our customer service staff toll-free at 1-800-4-KOBREN (1-800-456-2736).

Sincerely,


/s/ Eric M. Kobren
Eric M. Kobren
President and Portfolio Manager



February, 1997

                                           Kobren Insight Funds
                                            Kobren Growth Fund
                                         Portfolio of Investments
                                            December 31, 1996


                                                                                                               Value
       Shares                                                                                                (Note 1)
MUTUAL FUNDS - 90.9%

                      Large-Cap Growth - 29.8%
           1,066      Fidelity Advisor Growth Opportunities Fund, Class I........................            $     37,556
           1,360      Janus Twenty Fund..........................................................                  37,350
                                                                                                            -------------
                                                                                                                   74,906

                      Large-Cap Value - 24.8%
           1,520      MAS Value Fund.............................................................                  24,754
           1,164      The Oakmark Fund...........................................................                  37,661
                                                                                                            -------------
                                                                                                                   62,415

                      International - 20.1%
           1,914      Artisan International Fund.................................................                  25,496
           1,528      Warburg Pincus Institutional International Equity Fund.....................                  24,979
                                                                                                            -------------
                                                                                                                   50,475

                      Small-Cap Value - 16.2%
             862      Longleaf Partners Small-Cap Fund...........................................                  15,386
           1,521      Robertson Stephens Contrarian Fund.........................................                  25,195
                                                                                                            -------------
                                                                                                                   40,581

TOTAL INVESTMENTS (Cost $227,000*).....................................                    90.9%                  228,377

CASH...................................................................                     9.1                    23,000

OTHER ASSETS AND LIABILITIES (Net).....................................                     0.0                       (29)
                                                                                         ------            --------------

NET ASSETS.............................................................                   100.0%               $  251,348
                                                                                          =====                ==========

------------------
  * Aggregate cost for Federal tax purposes.


                                           Kobren Insight Funds
                                       Kobren Moderate Growth Fund
                                         Portfolio of Investments
                                            December 31, 1996

                                                                                                               Value
       Shares                                                                                                (Note 1)
MUTUAL FUNDS - 99.3%

                      Large-Cap Value - 25.4%
             751      Babson Value Fund..........................................................            $     28,350
             618      Franklin Mutual Qualified Fund, Class Z....................................                  20,052
                                                                                                            -------------
                                                                                                                   48,402

                      Real Estate - 20.1%
           2,118      Fidelity Real Estate Investment Portfolio..................................                  38,202
                                                                                                            -------------

                      Large-Cap Growth - 19.7%
             420      Fidelity Advisor Growth Opportunities Fund, Class I........................                  14,796
           1,235      PIMCO Advisors Cadence Capital Appreciation Fund,
                        Institutional Class......................................................                  22,652
                                                                                                            -------------
                                                                                                                   37,448

                      International - 14.9%
           1,962      Tweedy, Browne Global Value Fund...........................................                  28,350
                                                                                                            -------------

                      Bonds - 9.9%
           1,807      Vanguard Fixed-Income Intermediate-Term U.S. Treasury Fund.................                  18,831
                                                                                                            -------------

                      Small-Cap Value - 9.3%
             974      Skyline Special Equities Fund..............................................                  17,679
                                                                                                            -------------

TOTAL INVESTMENTS (Cost $188,776*).....................................                    99.3%                  188,912

CASH...................................................................                     0.7                     1,300

OTHER ASSETS AND LIABILITIES (Net).....................................                     0.0                        (2)
                                                                                         ------           ---------------

NET ASSETS.............................................................                   100.0%               $  190,210
                                                                                          =====                ==========

------------------
  * Aggregate cost for Federal tax purposes.


                                           Kobren Insight Funds
                                   Kobren Conservative Allocation Fund
                                         Portfolio of Investments
                                            December 31, 1996

                                                                                                               Value
       Shares                                                                                                (Note 1)
MUTUAL FUNDS - 89.4%
                     Large-Cap Value - 34.7%
             842      Franklin Mutual Beacon Fund, Class Z.......................................            $     32,785
           1,084      T. Rowe Price Equity-Income Fund...........................................                  24,422
                                                                                                            -------------
                                                                                                                   57,207

                      Real Estate - 19.9%
           2,279      Morgan Stanley Institutional Real Estate Fund, Class B.....................                  32,800
                                                                                                            -------------

                      Bonds - 14.9%
           2,448      PIMCO Low Duration Fund....................................................                  24,600
                                                                                                            -------------

                      International - 10.0%
           1,135      Tweedy, Browne Global Value Fund...........................................                  16,400
                                                                                                            -------------

                      Conservative Growth - 9.9%
             702      Scudder Growth and Income Fund.............................................                  16,319
                                                                                                            -------------

TOTAL INVESTMENTS (Cost $147,600*).....................................                    89.4%                  147,326

CASH...................................................................                    10.6                    17,400

OTHER ASSETS AND LIABILITIES (Net).....................................                     0.0                        (1)
                                                                                        -------          ----------------

NET ASSETS.............................................................                   100.0%               $  164,725
                                                                                          =====                ==========

------------------
  * Aggregate cost for Federal tax purposes.

Kobren Insight Funds
Statements of Assets and Liabilities                         December 31, 1996


                                                                                                                       Kobren
                                                                                Kobren             Kobren           Conservative
                                                                                Growth            Moderate           Allocation
                                                                                Fund              Growth Fund        Fund
ASSETS:
Investments, at value (Note 1)
    See accompanying schedules.........................................        $  228,377          $  188,912         $  147,326
Cash...................................................................            23,000               1,300             17,400
Deferred offering costs (Note 5).......................................            23,173              20,398             20,612
Unamortized organization costs (Note 5)................................            20,816              10,408             10,477
Prepaid expenses.......................................................             2,459               1,230              1,229
Dividends receivable...................................................                    -                                      -
                                                                          ------------------  -----------------  ------------------
                                                                                                            6
    Total Assets.......................................................           297,825             222,254            197,044
                                                                              -----------        ------------        -----------

LIABILITIES:
Payable to investment adviser (Note 5).................................            24,386              20,510             20,754
Organization costs payable (Note 5)....................................            21,000              10,500             10,500
Custodian fees payable (Note 2)........................................               250                 250                250
Accrued expenses and other payables....................................               841                  784               815
                                                                          ---------------     ----------------   ---------------
    Total Liabilities..................................................            46,477              32,044             32,319
                                                                            -------------      --------------      -------------

NET ASSETS.............................................................        $  251,348          $  190,210         $  164,725
                                                                               ==========          ==========         ==========

Investments, at cost...................................................        $  227,000          $  188,776         $  147,600
                                                                               ==========          ==========         ==========

NET ASSETS consist of:
Undistributed net investment income/(accumulated net
    investment                                                             $          (29)     $           74    $            (1)
loss)..............................................................................
Net unrealized appreciation/(depreciation) of investments..............             1,377                 136               (274)
Par value..............................................................                25                  19                 17
Paid-in capital in excess of par value.................................           249,975             189,981            164,983
                                                                              -----------         -----------        -----------

NET ASSETS.............................................................        $  251,348          $  190,210         $  164,725
                                                                               ==========          ==========         ==========

SHARES OUTSTANDING.....................................................            24,557              18,903             16,500
                                                                             ============       =============       ============

Net asset value, offering and redemption price per share...............     $      10.24       $       10.06      $        9.98
                                                                            ============       =============      =============

Kobren Insight Funds
Statements of Operations
For the Period Ended December 31, 1996*


                                                                                                                       Kobren
                                                                                Kobren             Kobren           Conservative
                                                                                Growth            Moderate           Allocation
                                                                                 Fund            Growth Fund            Fund


INVESTMENT INCOME:
Dividends..............................................................   $              -     $         82      $            -
Interest...............................................................                  1                 -                   -
                                                                          ----------------    --------------     ---------------
    Total investment income............................................                  1               82                    -
                                                                          ----------------    -------------      ---------------

EXPENSES:
Investment advisory fee (Note 2).......................................              23                   6                  1
Administration fee (Note 2)............................................           3,144               3,144              3,144
Trustees' fees and expenses (Note 2)...................................           3,000               3,000              3,000
Transfer agent fees (Note 2)...........................................           1,402               1,402              1,402
Insurance expense......................................................             665                 333                333
Professional fees......................................................             533                 533                533
Custodian fees (Note 2)................................................             250                 250                250
Amortization of organization costs (Note 5)............................             184                  92                 23
Amortization of offering costs (Note 5)................................             648                 284                 70
Other..................................................................              462                405                436
                                                                          --------------      -------------       ------------
Total expenses.........................................................          10,311               9,449              9,192
Fees waived and/or expenses reimbursed by investment
    adviser, administrator and transfer agent (Note 2).................         (10,281)             (9,441)            (9,191)
                                                                           ------------        ------------        -----------
    Net expenses.......................................................                30                   8                 1
                                                                          ---------------     ---------------    --------------
NET INVESTMENT INCOME/(LOSS)...........................................               (29)                74                 (1)
                                                                          ---------------     --------------     --------------

NET UNREALIZED APPRECIATION/(DEPRECIATION)
    OF INVESTMENTS (Notes 1 and 3) ....................................           1,377                 136               (274)
                                                                          -------------        ------------       ------------
NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..........................................    $      1,348         $       210        $      (275)

                                                                           ============         ===========        ===========
---------------
*   Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund commenced operations on
     December 16, 1996, December 24, 1996 and December 30, 1996, respectively.


Kobren Insight Funds
Statements of Changes in Net Assets
Period Ended December 31, 1996*


                                                                                                                       Kobren
                                                                                Kobren             Kobren           Conservative
                                                                                Growth            Moderate           Allocation
                                                                                 Fund            Growth Fund            Fund


Net investment income/(loss)...........................................   $         (29)       $           74    $             (1)
Net unrealized appreciation/(depreciation) of
    investments during the period......................................           1,377                   136              (274)
                                                                          -------------        --------------    --------------

Net increase/(decrease) in net assets resulting from operations........           1,348                   210             (275)
Net increase in net assets from fund share transactions (Note 4).......         200,000               165,000          140,000
                                                                            -----------            ----------      -----------
Net increase in net assets.............................................         201,348               165,210          139,725
NET ASSETS:
Beginning of period (original capital November 6, 1996)................          50,000                25,000           25,000
                                                                           ------------          ------------     ------------
End of period..........................................................      $  251,348            $  190,210       $  164,725
                                                                             ==========            ==========       ==========
Undistributed net investment income/(accumulated net
    investment loss)...................................................   $          (29)     $            74    $             (1)
                                                                          ==============      ===============    ================


---------------
*   Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund commenced operations on
     December 16, 1996, December 24, 1996 and December 30, 1996, respectively.

Kobren Insight Funds
Kobren Growth Fund
Financial Highlights

For a fund share outstanding throughout the period.


                                                                                  Period
                                                                                  Ended
                                                                               12/31/96(a)

Net asset value - beginning of period..................................       $  10.00
                                                                              --------

Net investment loss....................................................          (0.00) (d)
Net unrealized appreciation of investments.............................           0.24
                                                                            ----------

Net increase in net assets resulting from investment operations........           0.24
                                                                            ----------

Net asset value - end of period........................................       $  10.24
                                                                              ========

Total return (b).......................................................           2.40%
                                                                            ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Net assets, end of period (in 000's)...................................           $251
Ratio of net investment loss to average net assets.....................          (0.97) %(c)(e)
Ratio of operating expenses to average net assets......................           1.00  %(c)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
     administrator and transfer                                                       N/A (e)
agent......................................................
Net investment loss per share before fees waived and/or  expenses  reimbursed by investment adviser, administrator and
      transfer agent...................................................         $(0.42)


-----------------------------
(a)  Kobren Growth Fund commenced operations on December 16, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since the Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.

Kobren Insight Funds
Kobren Moderate Growth Fund
Financial Highlights

For a fund share outstanding throughout the period.


                                                                                  Period
                                                                                  Ended
                                                                               12/31/96(a)


Net asset value - beginning of period..................................       $  10.00
                                                                              --------

Net investment income..................................................           0.00 (d)
Net unrealized appreciation of investments.............................           0.06
                                                                            ----------

Net increase in net assets resulting from investment operations........           0.06
                                                                            ----------

Net asset value - end of period........................................       $  10.06
                                                                              ========

Total return (b).......................................................           0.60%
                                                                            ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................................           $190
Ratio of net investment income to average net assets...................           8.95 %(c)(e)
Ratio of operating expenses to average net assets......................           1.00 %(c)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
     administrator and transfer                                                       N/A (e)
agent......................................................
Net investment loss per share before fees waived and/or  expenses  reimbursed by investment adviser, administrator and
      transfer agent...................................................         $(0.50)


--------------
(a)  Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since the Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.


Kobren Insight Funds
Kobren Conservative Allocation Fund
Financial Highlights

For a fund share outstanding throughout the period.



                                                                                 Period
                                                                                  Ended
                                                                               12/31/96(a

Net asset value - beginning of period..................................       $  10.00
                                                                              --------

Net investment loss....................................................          (0.00) (d)
Net unrealized depreciation of investments.............................          (0.02)
                                                                            ----------

Net decrease in net assets resulting from investment operations........          (0.02)
                                                                            ----------

Net asset value - end of period........................................      $    9.98
                                                                             =========

Total return (b).......................................................          (0.20)%
                                                                            ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................................           $165
Ratio of net investment loss to average net assets.....................          (1.00) %(c)(e)
Ratio of operating expenses to average net assets......................           1.00  %(c)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
     administrator and transfer                                                       N/A (e)
agent......................................................
Net investment loss per share before fees waived and/or expenses
    reimbursed by investment adviser, administrator and                         $(0.56)
      transfer agent...................................................


----------------------
(a)  Kobren Conservative Allocation Fund commenced operations on December 30, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e)  Since the Kobren Conservative  Allocation Fund was in operation for a short period of time, these ratios are not meaningful.


                                         Kobren Insight Funds
                                     Notes to Financial Statements
                                           December 31, 1996


1.    Significant Accounting Policies.

      Kobren Insight Funds (the "Trust") was organized on September 13, 1996 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 1996, the Trust offers shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (individually, a "fund" and collectively, the "funds"). Each fund seeks to achieve its investment objectives by investing primarily in shares of other investment companies ("underlying funds") but may also invest directly in securities that are suitable investments for that fund.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

      Portfolio Valuation - The underlying funds are valued according to their stated net asset value. Each fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      Dividends and Distributions - It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

      Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis.

                                         Kobren Insight Funds
                              Notes to Financial Statements - (Continued)
                                           December 31, 1996

      Federal Income Tax - Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each fund from all or substantially all federal income taxes.

      Expenses - General expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Operating expenses directly attributable to a fund are charged to that fund's operations.

2.    Investment Advisory Fee, Administration Fee and Other Transactions.

      The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Insight Management, Inc. ("Insight Management"). The Advisory Agreement provides that each fund will pay Insight Management a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. This fee will be offset by any 12b-1 fee and advisory fee revenue payable under agreements between Insight Brokerage Services, Inc. (the Trust's distributor) and underlying funds. Insight Management has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until December 31, 1997.

      For  the  period  ended  December  31,  1996,   the  investment   adviser,
administrator and transfer agent waived fees and/or reimbursed expenses as follows:

                                                        Fees waived            Fees waived          Expenses reimbursed
                                                      by Administrator      by Transfer Agent      by Investment Adviser
Kobren Growth Fund...............................          $3,144                $1,402                   $5,735
Kobren Moderate Growth Fund......................           3,144                 1,402                    4,895
Kobren Conservative Allocation Fund..............           3,144                 1,402                    4,645


      No officer, director or employee of Insight Management, Insight Brokerage Services, Inc., FDISG, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee in attending such meetings.

      The  Trust  has  also  entered  into  an  administration   agreement  (the
"Administration Agreement") with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation. FDISG also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Insight Brokerage Services, Inc., an affiliate of Insight Management, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

                                         Kobren Insight Funds
                              Notes to Financial Statements - (Continued)
                                           December 31, 1996

3.    Purchases and Sales.

      The aggregate amount of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the period ended December 31, 1996, were as follows:

                                                         Purchases                Sales
Kobren Growth Fund...............................          $227,000                -
Kobren Moderate Growth Fund......................           188,776                -
Kobren Conservative Allocation Fund..............           147,600                -


      At December 31, 1996, aggregate gross unrealized appreciation for all underlying funds and securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all underlying funds and securities in which there was an excess of tax cost over value for Federal income tax purposes were as follows:

                                                         Tax Basis              Tax Basis
                                                         Unrealized            Unrealized
                                                        Appreciation          Depreciation

Kobren Growth Fund...............................          $  1,523                $  146
Kobren Moderate Growth Fund......................               622                   486
Kobren Conservative Allocation Fund..............                 -                   274

4.    Shares of Beneficial Interest.

      As of December 31, 1996, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                         Kobren Insight Funds
                              Notes to Financial Statements - (Continued)
                                           December 31, 1996



                                  Period Ended
                                                           December 31, 1996*
                                                    Shares              Amount
Kobren Growth Fund:
     Shares Sold..........................            19,557            $200,000
                                                    --------            --------
     Net Increase.........................            19,557            $200,000
                                                    ========            ========

                                  Period Ended
                                                           December 31, 1996*
                                                    Shares              Amount
Kobren Moderate Growth Fund:
     Shares Sold..........................            16,403            $165,000
                                                    --------            --------
     Net Increase.........................            16,403            $165,000
                                                    ========            ========

                                  Period Ended
                                                           December 31, 1996*
                                                    Shares              Amount
Kobren Conservative
Allocation Fund:
     Shares Sold..........................            14,000            $140,000
                                                    --------            --------
     Net Increase.........................            14,000            $140,000
                                                    ========            ========
---------------
  * Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund commenced operations on December 16, 1996, December 24, 1996, and December 30, 1996, respectively.

      At December  31, 1996,  Insight  Management  owned 5,000,  2,500 and 2,500
shares  of  Kobren  Growth  Fund,   Kobren   Moderate  Growth  Fund  and  Kobren
Conservative Allocation Fund, respectively.

5.    Organization Costs.

      Offering costs, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, have been advanced by Insight Management, and are being amortized over the one-year period from the date upon which each fund commenced its operations. Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.    Risk Factors of the Funds.

      Investing in underlying funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, Insight Management or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and Insight Management must then, in some instances, select alternative investments for the fund that would not have been its first choice.

(INSIDE BACK COVER)




Report of Independent Accountants


To the Shareholders and Board of Trustees of Kobren Insight Funds:

We have audited the accompanying statements of assets and liabilities of each of the series of Kobren Insight Funds (comprised of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (the "funds"), including the portfolio of investments, as of December 31, 1996, and the related statements of operation and statements of changes in net assets for the period then ended, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds enumerated above as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.





Coopers & Lybrand L.L.P.

Boston, Massachusetts
February 14, 1997

(OUTSIDE BACK COVER)

INSIGHT BROKERAGE SERVICES, INC., DISTRIBUTOR
20 WILLIAM STREET, P.O. 9150
WELLESLEY, HILLS, MA 02181